Other Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified				0 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 21, 2011 Arrangement for Robotic Radio Surgery System [Member] CNY	Dec. 31, 2013 Arrangement for Robotic Radio Surgery System [Member] USD ($)	Dec. 31, 2013 Arrangement for Robotic Radio Surgery System [Member] CNY	Dec. 31, 2013 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Dec. 31, 2013 Arrangement Management Services at Hanzhong Hospital [Member] CNY	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] CNY
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	$ 10,265	62,139	70,574	23,608	$ 3,226	19,529	$ 1,222	7,402	9,500
Refund term				15 years
Installment end date							May 31, 2020	May 31, 2020
Security deposits non-current							$ 927	5,610